Customer deposits - Related party	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 3 - Customer deposits - Related party

These represent advance payments of $400,000 received on orders that have not yet been fulfilled, with companies controlled by the individual who is the 5% owner of UPT and is a shareholder of Cool Technologies.